CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net cash used in operating activities	$ (71,319)	$ (28,376)
Investing activities
Purchases of property, plant and equipment	(8,914)	(4,058)
Deposits in short-term investments	(412,961)	(422,838)
Proceeds from short-term investments	249,500	287,775
Deposit received for divestment of an equity investee	15,912
Purchase of leasehold land	(355)
Refund of leasehold land deposit	930
Net cash used in investing activities	(155,888)	(139,121)
Financing activities
Proceeds from issuance of ordinary shares	634,909	118,341
Purchases of treasury shares	(26,758)	(12,904)
Dividends paid to a non-controlling shareholder of a subsidiary	(9,256)	(1,231)
Repayment of loan to a non-controlling shareholder of a subsidiary	(579)
Payment of issuance costs	(19,985)	(7,863)
Net cash generated from financing activities	578,331	96,343
Net increase/(decrease) in cash and cash equivalents	351,124	(71,154)
Effect of exchange rate changes on cash and cash equivalents	687	(63)
Net increase in cash and cash equivalents, including effect of exchange rate changes	351,811	(71,217)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	235,630	121,157
Cash and cash equivalents at end of period	$ 587,441	$ 49,940